Auto Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Auto Loan Payable [Abstract]
AUTO LOAN PAYABLE

NOTE 8 — AUTO LOAN PAYABLE

On September 3, 2023, the Company entered into a loan agreement with an unrelated third party for acquiring a vehicle. The auto loan, in the form of a promissory note, matures on September 18, 2029 and bears interest at a rate of 6.34% per annum, payable monthly beginning October 18, 2023. For the three months ended March 31, 2025 and 2024, interest expense related to this loan amounted to $682 and $800, respectively.

NOTE 8 — AUTO LOAN PAYABLE

On September 3, 2023, the Company entered into a loan agreement with an unrelated third party for acquiring a vehicle. The auto loan, in the form of a promissory note, matures on September 18, 2029 and bears interest at a rate of 6.34% per annum, payable monthly beginning October 18, 2023. Interest expense for this loan for the years ended December 31, 2024 and 2023 was $3,021 and $967, respectively.